Trade Accounts Receivable - Summary of Past Due Balances of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivables past due from 1 to 30 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 55,461	$ 133,533	$ 70,073
Accounts receivables past due 31 to 60 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	25,223	91,640	25,934
Accounts receivables past due 61 to 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	15,736	30,832	14,482
Accounts receivables past due more than 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	4	24	93
Aggregate past due [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 96,424	$ 256,029	$ 110,582